Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Sep. 30, 2025 HKD ($)
Schedule of Contractual Obligations [Abstract]
Operating lease commitments under lease agreements, Total	$ 237,821
Operating lease commitments under lease agreements, 2026	133,037
Operating lease commitments under lease agreements, 2027	$ 104,784